Other current financial liabilities - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liabilities [line items]
Other current liabilities	€ 33,733	€ 34,851
Warrants liabilities	13,689	19,227
Other financial liabilities
Disclosure of financial liabilities [line items]
Warrants liabilities	€ 2,544	€ 0
Warrants
Disclosure of financial liabilities [line items]
Number of warrants outstanding (in shares)	30,735,950	30,735,950
Warrants liabilities	€ 863	€ 11,449	€ 12,051
Exercises of warrants (in shares)	0	0
Yocuda | Other financial liabilities
Disclosure of financial liabilities [line items]
Other current liabilities	€ 2,400
Derivative, percentage of shares acquired (in percentage)	50.00%
Derivative, percentage of exercise option (in percentage)	50.00%